Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and bank balances	£ 2,940	£ 2,256
Cash equivalents	199	270
Cash and cash equivalents	£ 3,139	£ 2,526